Other Income	12 Months Ended
Dec. 31, 2013
Other Income Abstract
OTHER INCOME
NOTE 20: OTHER INCOME
Following the default of their charterer in June 2013, the original charters of two MR2 product tankers, have been terminated. Pursuant to the rehabilitation plan of the defaulted charterer, Navios Acquisition will be paid, partly in cash and partly in shares, for a loss claim that was agreed by the competent court in December 2013.  The Company has a right to receive shares (expected to be issued in 2014) and therefore, recorded a derivative of $3,446 which was valued using the publicly available trading data on the settlement date. The derivative will be marked-to-market until the shares are received.  The long-term notes receivable for cash of $1,177 was discounted using a discount rate that was determined based on the terms of the rehabilitation plan and managements' estimates.  The total amount of $4,626 has been recognized in the consolidated statements of operations under "Other Income" since the loss claim has been accepted by the court and the acceptance is irrevocable.